ASSETS HELD FOR SALE (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Jun. 18, 2022
Gain (Loss) on Disposition of Assets	$ 1,739,000	$ (541,000)	$ 1,739,000	$ (343,000)	$ 12,690,000
Promissory Note Member
Debt Instrument, Face Amount						$ 1,400,000
Gain (Loss) on Disposition of Assets					$ 380,000